Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Summary of Inventory
The Company’s inventory includes the following at September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020

	(dollars in thousands)
Raw material
Cannabis plants	$19,419	$10,661
Harvested cannabis and packaging	23,529	11,233

Total raw material	42,948	21,894
Work in process	63,952	54,780
Finished goods-unmedicated	3,473	3,908
Finished goods-medicated	23,501	17,730

Total inventories	$133,874	$98,312

Inventories are comprised of the following items at December 31:

	2020	2019

	(dollars in thousands)
Raw Material
Cannabis plants	10,661	$10,835
Harvested Cannabis and Packaging	11,233	8,132

Total Raw Material	21,894	18,967
Work in Process	54,781	34,212
Finished Goods-Unmedicated	3,908	5,263
Finished Goods-Medicated	17,730	7,538

Total Inventories	98,312	$65,981